Income Taxes - U.S. and Foreign Components of Earnings Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S.					$ 357,445	$ 317,695	$ 332,607
Foreign					10,444	(1,766)	(5,701)
Income before income tax expense	$ 31,189	$ 106,016	$ 73,218	$ 159,357	$ 367,889	$ 315,929	$ 326,906